Equity	12 Months Ended
Dec. 31, 2024
Disclosure Equity Abstract
Equity

26	Equity

(a)	Share capital

As of December 31, 2024 and 2023, the shared capital, fully subscribed and paid-in capital, in the amount of R$ 15,000.000, was composed of 683,509,869 registered, book-entry common shares with no par value, as follows:

	Common		Preferred		Total Capital
	Number of Shares	%	Number of Shares	%	Number of Shares	%
São Paulo State	123,036,669 (1)	18.0	1 (2)	100.0	123,036,670	18.0
Equatorial S.A.	102,526,480	15.0	-	-	102,526,480	15.0
Free Float	457,946,719	67.0	-	-	457,946,719	67.0
Total	683,509,868	100.0	1(2)	100.0	683,509,869	100.0

(1)	Considers 123.036.663 common shares held by the São Paulo State Treasury Department and 6 common shares held by Cia. Paulista de Parcerias – CPP, a company controlled by the São Paulo State.
(2)	Special class preferred share.

At the Extraordinary Shareholders’ Meeting held on May 27, 2024, shareholders approved the amendment to the Company’s Bylaws, which became effective as of July 22, 2024, to provide for the authorization to increase capital up to the limit of 1,187,144,787 registered, book-entry common shares with no par value.

As of December 20, 2024, Equatorial S.A. (“Equatorial”) informed the Company that it had absorbed Equatorial Participações e Investimentos IV, thereby directly acquiring the common shares corresponding to the 15% stake previously held in the share capital of Sabesp.

December 31, 2023	Total Capital
	Number of Shares	%
São Paulo State	343,506,664	50.3
Free Float
In Brazil (1)	262,118,658	38.3
Abroad (2)	77,884,547	11.4
Total	683,509,869	100.0

(1)	As of December 31, 2023, the common shares traded in Brazil were held by 39,368 shareholders. It includes 6 shares held by Cia Paulista de Parcerias – CPP, a company controlled by the São Paulo State Government.
(2)	Shares traded as American Depositary Receipts (ADR) on the New York Stock Exchange, through The Bank New York Mellon, the depositary bank of the Company’s ADRs.

(b)	Distribution of earnings

Shareholders are entitled to a minimum mandatory dividend of 25% of the net income, adjusted according to Brazilian Corporate Law. No interest is accrued on approved dividends, and the amounts not claimed within three years from the date of the General Meeting that approved them will mature in favor of the Company.

	2024	2023	2022
Profit for the year	9,579,563	3,523,531	3,121,267
(-) Legal reserve - 5%	478,978	176,177	156,063

	9,100,585	3,347,354	2,965,204

Minimum mandatory dividend – 25%	2,275,146	836,839	741,301
Dividend per share and per ADS	3.33	1.22	1.08455

The General Shareholders' Meeting held on April 25, 2024, approved the distribution of dividends as interest on capital totaling of R$ 836,839, corresponding to minimum mandatory dividends and R$ 147,689 as supplementary minimum dividends, totaling R$ 984,528, which was paid on June 24, 2024.

The Company proposed, ad referendum of the 2025 General Shareholders’ Meeting, dividends as interest on capital totaling R$ 1,831,122 (R$ 836,839 in 2023) and complementary minimum dividends in the amount of R$ 718,692 (R$ 147,689 in 2023), totaling R$ 2,549,814 (R$ 984,528 in 2023), corresponding to R$ 3.33 per common share (R$ 1.44040 in 2023), to be resolved at the Shareholders’ Meeting to be held on April 29, 2025.

The Company charged interest on capital to minimum dividends by its net withholding income tax. The amount of R$ 274,668 (R$ 54,641 in 2023) referring to withholding income tax was recognized in current liabilities, to comply with tax liabilities related to the credit of interest on capital.

The balance payable of interest on capital as of December 31, 2024 of R$ 2,275,890 (R$ 837,391 in 2023) refers to the amount of R$ 2,275,146 (R$ 836,839 in 2023) declared in 2024, net of withholding income tax and R$ 744 declared in prior years (R$ 552 in 2023).

(c)	Legal reserve

Earnings reserve - legal reserve: created by allocating 5% of the net income for the year up to the limit of 20% of the share capital. The Company may not create the legal reserve in the year in which the balance of this reserve, plus the amount of the capital reserves, exceeds 30% of the share capital. The purpose of the legal reserve is to ensure the integrity of the share capital. It can only be used to offset losses or increase capital, but not to pay dividends.

(d)	Investment reserve

Earnings reserve - investments reserve is specifically formed by the portion corresponding to own funds assigned to the expansion of the water supply and sewage treatment systems, based on capital budget approved by the Management.

As of December 31, 2024 and 2023, the balance of investment reserve totaled R$ 19,304,132 and R$ 12,753,361, respectively.

According to paragraph four of article 49 of the Bylaws, the Board of Directors may propose to the Shareholders’ Meeting that the remaining balance of the profit for the year, net of legal reserve, and minimum mandatory dividend, be allocated to the creation of an investment reserve that will comply with the following criteria:

I-	its balance, jointly with the balance of the other earnings reserves, except for the reserves for contingency and unrealized profit, may not exceed the capital stock; and
II-	the purpose of the reserve is to ensure the investment plan and its balance may be used:
a)	in the absorption of losses, whenever necessary;
b)	in the distribution of dividends, at any time;
c)	in transactions for the redemption, reimbursement or purchase of shares, authorized by law; and
d)	in the incorporation of the capital stock.

(e)	Allocation of the profit for the year

		2024	2023	2022
Profit
(+)	Profit for the year	9,579,563	3,523,531	3,121,267
(-)	Legal reserve – 5%	478,978	176,177	156,063
(-)	Minimum mandatory dividends	2,275,146	836,839	741,301
(-)	Complementary proposed dividends	274,668	147,689	130,857
Investment reserve recorded		6,550,771	2,362,826	2,093,046

Management will send for approval at the Shareholders’ Meeting, a proposal to reallocate retained earnings the amount of R$ 6,550,771 to the Investment Reserve account, in order to meet the investment needs foreseen in the Capital Budget.

The balance of the Investment Reserve, along with the other profit reserves, will reach R$ 21,647,715, exceeding the paid-in share capital by R$ 6,647,715. As of March 24, 2025 Management approved the proposal to increase the share capital by R$ 3,400,000.

(f)	Retained earnings

The statutory balance of this account is zero because all retained earnings must be distributed or allocated to an earnings reserve.

(g)	Other comprehensive loss

Gains and losses arising from changes in actuarial assumptions and transactions involving financial instruments are accounted for as equity valuation adjustments, net of the effects of deferred income tax and social contribution.

	G1 plan	G0	Hedge	Total

Balance as of December 31, 2023	235,708	(89,346)	-	146,362
Actuarial gains/(losses) of the year (Note 24)	7,126	135,201	-	142,327
Gains/(losses) in financial isntruments of the year (Note 5.1 (d))	-	-	(8,350)	(8,350)
Balance as of December 31, 2024	242,834	45,855	(8,350)	280,339

	G1 plan	G0	Total

Balance as of December 31, 2022	181,617	(3,974)	177,643
Actuarial gains/(losses) of the year (Note 22)	54,091	(85,372)	(31,281)
Balance as of December 31, 2023	235,708	(89,346)	146,362